Fair Value Measurements - Schedule of Information About Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
OneMain Holdings, Inc. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities	$ 1,764	$ 1,867
OneMain Holdings, Inc. [Member] | Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	1,629
Trading securities	93
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents in mutual funds		240
Available-for-sale securities		1,729
Trading securities		137
Investment securities		1,866
Restricted cash in mutual funds		277
Total		2,383
Fair Value, Measurements, Recurring [Member] | US Treasury and Government [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		111
Fair Value, Measurements, Recurring [Member] | US States and Political Subdivisions Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		140
Fair Value, Measurements, Recurring [Member] | Non-US government and government sponsored entities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		126
Trading securities		3
Fair Value, Measurements, Recurring [Member] | Corporate Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		999
Trading securities		124
Fair Value, Measurements, Recurring [Member] | Residential Mortgage Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		128
Trading securities		2
Fair Value, Measurements, Recurring [Member] | Commercial Mortgage Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		116
Trading securities		2
Fair Value, Measurements, Recurring [Member] | Collateralized Debt Obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		71
Fair Value, Measurements, Recurring [Member] | Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		1,691
Fair Value, Measurements, Recurring [Member] | Preferred Stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		13
Preferred stock		6
Fair Value, Measurements, Recurring [Member] | Common Stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		23
Fair Value, Measurements, Recurring [Member] | Other Long-term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		2
Fair Value, Measurements, Recurring [Member] | OneMain Holdings, Inc. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents in mutual funds	307
Available-for-sale securities	1,664
Trading securities	99
Investment securities	1,763
Restricted cash in mutual funds	553
Total	2,696
Fair Value, Measurements, Recurring [Member] | OneMain Holdings, Inc. [Member] | US Treasury and Government [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	31
Fair Value, Measurements, Recurring [Member] | OneMain Holdings, Inc. [Member] | US States and Political Subdivisions Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	145
Fair Value, Measurements, Recurring [Member] | OneMain Holdings, Inc. [Member] | Non-US government and government sponsored entities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	118
Trading securities	1
Fair Value, Measurements, Recurring [Member] | OneMain Holdings, Inc. [Member] | Corporate Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	1,025
Trading securities	85
Fair Value, Measurements, Recurring [Member] | OneMain Holdings, Inc. [Member] | Residential Mortgage Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	100
Trading securities	1
Fair Value, Measurements, Recurring [Member] | OneMain Holdings, Inc. [Member] | Commercial Mortgage Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	108
Trading securities	1
Fair Value, Measurements, Recurring [Member] | OneMain Holdings, Inc. [Member] | Collateralized Debt Obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	102
Trading securities	5
Fair Value, Measurements, Recurring [Member] | OneMain Holdings, Inc. [Member] | Preferred Stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	16
Preferred stock	6
Fair Value, Measurements, Recurring [Member] | OneMain Holdings, Inc. [Member] | Common Stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	17
Fair Value, Measurements, Recurring [Member] | OneMain Holdings, Inc. [Member] | Other Long-term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	2
Fair Value, Measurements, Recurring [Member] | OneMain Holdings, Inc. [Member] | Certificates of Deposit and Commercial Paper [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	73
Fair Value, Inputs, Level 1 [Member] | OneMain Holdings, Inc. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	506	939
Investment securities	31	36
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Collateralized Debt Obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		0
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		0
Trading securities		0
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Preferred Stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		6
Preferred stock		6
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Common Stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		23
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Other Long-term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		0
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | OneMain Holdings, Inc. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents in mutual funds	307	240
Available-for-sale securities	25	29
Trading securities	6	6
Investment securities	31	35
Restricted cash in mutual funds	553	277
Total	891	552
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | OneMain Holdings, Inc. [Member] | US Treasury and Government [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	0	0
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | OneMain Holdings, Inc. [Member] | US States and Political Subdivisions Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	0	0
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | OneMain Holdings, Inc. [Member] | Non-US government and government sponsored entities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	0	0
Trading securities	0	0
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | OneMain Holdings, Inc. [Member] | Corporate Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	0	0
Trading securities	0	0
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | OneMain Holdings, Inc. [Member] | Residential Mortgage Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	0	0
Trading securities	0	0
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | OneMain Holdings, Inc. [Member] | Commercial Mortgage Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	0	0
Trading securities	0	0
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | OneMain Holdings, Inc. [Member] | Collateralized Debt Obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	0
Trading securities	0
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | OneMain Holdings, Inc. [Member] | Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	0
Trading securities	0
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | OneMain Holdings, Inc. [Member] | Preferred Stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	8
Preferred stock	6
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | OneMain Holdings, Inc. [Member] | Common Stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	17
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | OneMain Holdings, Inc. [Member] | Other Long-term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	0
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | OneMain Holdings, Inc. [Member] | Certificates of Deposit and Commercial Paper [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	0
Fair Value, Inputs, Level 2 [Member] | OneMain Holdings, Inc. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	73	0
Investment securities	1,724	1,829
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents in mutual funds		0
Available-for-sale securities		1,698
Trading securities		131
Investment securities		1,829
Restricted cash in mutual funds		0
Total		1,829
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | US Treasury and Government [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		111
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | US States and Political Subdivisions Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		140
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Non-US government and government sponsored entities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		126
Trading securities		3
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Corporate Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		999
Trading securities		124
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Residential Mortgage Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		128
Trading securities		2
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Commercial Mortgage Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		116
Trading securities		2
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Collateralized Debt Obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		71
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		1,691
Trading securities		131
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Preferred Stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		7
Preferred stock		0
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Common Stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		0
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Other Long-term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	0	0
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | OneMain Holdings, Inc. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents in mutual funds	0
Available-for-sale securities	1,633
Trading securities	91
Investment securities	1,724
Restricted cash in mutual funds	0
Total	1,797
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | OneMain Holdings, Inc. [Member] | US Treasury and Government [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	31
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | OneMain Holdings, Inc. [Member] | US States and Political Subdivisions Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	145
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | OneMain Holdings, Inc. [Member] | Non-US government and government sponsored entities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	118
Trading securities	1
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | OneMain Holdings, Inc. [Member] | Corporate Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	1,025
Trading securities	83
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | OneMain Holdings, Inc. [Member] | Residential Mortgage Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	100
Trading securities	1
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | OneMain Holdings, Inc. [Member] | Commercial Mortgage Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	108
Trading securities	1
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | OneMain Holdings, Inc. [Member] | Collateralized Debt Obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	98
Trading securities	5
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | OneMain Holdings, Inc. [Member] | Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	1,625
Trading securities	91
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | OneMain Holdings, Inc. [Member] | Preferred Stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	8
Preferred stock	0
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | OneMain Holdings, Inc. [Member] | Common Stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	0
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | OneMain Holdings, Inc. [Member] | Certificates of Deposit and Commercial Paper [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	73
Fair Value, Inputs, Level 3 [Member] | OneMain Holdings, Inc. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	0	0
Investment securities	9	2
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents in mutual funds		0
Available-for-sale securities		2
Trading securities		0
Investment securities		2
Restricted cash in mutual funds		0
Total		2
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | US Treasury and Government [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		0
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | US States and Political Subdivisions Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		0
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Non-US government and government sponsored entities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		0
Trading securities		0
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Corporate Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		0
Trading securities		0
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Residential Mortgage Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		0
Trading securities		0
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Commercial Mortgage Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		0
Trading securities		0
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Collateralized Debt Obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		0
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		0
Trading securities		0
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Preferred Stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		0
Preferred stock		0
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Common Stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		0
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Other Long-term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		$ 2
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | OneMain Holdings, Inc. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents in mutual funds	0
Available-for-sale securities	6
Trading securities	2
Investment securities	8
Restricted cash in mutual funds	0
Total	8
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | OneMain Holdings, Inc. [Member] | US Treasury and Government [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	0
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | OneMain Holdings, Inc. [Member] | US States and Political Subdivisions Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	0
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | OneMain Holdings, Inc. [Member] | Non-US government and government sponsored entities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	0
Trading securities	0
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | OneMain Holdings, Inc. [Member] | Corporate Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	0
Trading securities	2
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | OneMain Holdings, Inc. [Member] | Residential Mortgage Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	0
Trading securities	0
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | OneMain Holdings, Inc. [Member] | Commercial Mortgage Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	0
Trading securities	0
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | OneMain Holdings, Inc. [Member] | Collateralized Debt Obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	4
Trading securities	0
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | OneMain Holdings, Inc. [Member] | Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	4
Trading securities	2
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | OneMain Holdings, Inc. [Member] | Preferred Stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	0
Preferred stock	0
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | OneMain Holdings, Inc. [Member] | Common Stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	0
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | OneMain Holdings, Inc. [Member] | Other Long-term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	2
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | OneMain Holdings, Inc. [Member] | Certificates of Deposit and Commercial Paper [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	$ 0